Significant Components of Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Prepaid expenses	$ 35,334	$ 41,905
Supplies inventory	14,340	12,142
Other	49,300	41,062
Total	$ 98,974	$ 95,109